Derivatives	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Derivatives
Note 6 – Derivatives
ITAÚ UNIBANCO HOLDING trades in derivative financial instruments with various counterparties to manage its overall exposures and to assist its customers in managing their own exposures.
Futures
– Interest rate and foreign currency futures contracts are commitments to buy or sell a financial instrument at a future date, at an agreed price or yield, and may be settled in cash or through delivery. The notional amount represents the face value of the underlying instrument. Commodity futures contracts or financial instruments are commitments to buy or sell commodities (mainly gold, coffee and orange juice) at a future date, at an agreed price, which are settled in cash. The notional amount represents the quantity of such commodities multiplied by the future price on the contract date. Daily cash settlements of price movements are made for all instruments.
Forwards
– Interest rate forward contracts are agreements to exchange payments on a specified future date, based on the variation in market interest rates from trade date to contract settlement date. Foreign exchange forward contracts represent agreements to exchange the currency of one country for the currency of another at an agreed price, on an agreed settlement date. Financial instrument forward contracts are commitments to buy or sell a financial instrument on a future date at an agreed price and are settled in cash.
Swaps
– Interest rate and foreign exchange swap contracts are commitments to settle in cash on a future date or dates the differentials between specific financial indices (either two different interest rates in a single currency or two different rates each in a different currency), as applied to a notional principal amount. Swap contracts shown under Other in the table below correspond substantially to inflation rate swap contracts.
Options
– Option contracts give the purchaser, for a fee, the right, but not the obligation, to buy or sell a financial instrument within a limited time, including a flow of interest, foreign currencies, commodities, or financial instruments at an agreed price that may also be settled in cash, based on the differential between specific indices.
Credit Derivatives
– Credit derivatives are financial instruments with value deriving from the credit risk on debt issued by a third party (the reference entity), which permits one party (the buyer of the hedge) to transfer the risk to the counterparty (the seller of the hedge). The seller of the hedge must pay out as provided for in the contract if the reference entity undergoes a credit event, such as bankruptcy, default or debt restructuring. The seller of the hedge receives a premium for the hedge but, on the other hand, assumes the risk that the underlying instrument referenced in the contract undergoes a credit event, and the seller may have to make payment to the purchaser of the hedge for up to the notional amount of the credit derivative.
The total value of margins pledged in guarantee by ITAÚ UNIBANCO HOLDING was R$ 15,823 (R$ 12,855 at 12/31/2018) and was basically comprised of government securities.
Further information on internal controls and parameters used to management risks, may be accessed in Note 32 – Risk and Capital Management.

I - Derivatives Summary
See below the composition of the Derivative financial instruments portfolio (assets and liabilities) by type of instrument, stated fair value, and by maturity.

	12/31/2019
	Fair value	%	0-30 days	31-90 days	91-180 days	181-365 days	366-720 days	Over 720 days
Assets
Swaps – adjustment receivable	26,458	63.2	107	1,807	564	1,668	4,464	17,848
Option agreements	8,456	20.2	4,696	1,963	354	726	500	217
Forwards (onshore)	2,162	5.2	940	636	484	87	15	—
Credit derivatives - financial Institutions	167	0.4	—	—	5	3	23	136
NDF - Non Deliverable Forward	4,446	10.6	1,251	1,314	787	561	347	186
Other Derivative Financial Instruments	165	0.4	4	—	—	—	6	155

Total	41,854	100.0	6,998	5,720	2,194	3,045	5,355	18,542
% per maturity date			16.7	13.7	5.2	7.3	12.8	44.3

	12/31/2019
	Fair value	%	0-30 days	31-90 days	91-180 days	181-365 days	366-720 days	Over 720 days
Liabilities
Swaps – adjustment payable	(32,927)	68.8	(326)	(2,557)	(898)	(1,763)	(8,349)	(19,034)
Option agreements	(9,061)	18.9	(3,668)	(3,494)	(383)	(690)	(571)	(255)
Forwards (onshore)	(754)	1.6	(753)	—	—	(1)	—	—
Credit derivatives - financial Institutions	(40)	0.1	—	—	—	(1)	(3)	(36)
NDF - Non Deliverable Forward	(4,971)	10.4	(1,891)	(1,108)	(657)	(637)	(526)	(152)
Other Derivative Financial Instruments	(75)	0.2	(15)	(1)	(2)	(4)	(9)	(44)

Total	(47,828)	100.0	(6,653)	(7,160)	(1,940)	(3,096)	(9,458)	(19,521)
% per maturity date			13.9	15.0	4.1	6.5	19.7	40.8

See below the composition of the Derivative financial instruments portfolio (assets and liabilities) by type of instrument, stated fair value, and by maturity.

	12/31/2018
	Fair value	%	0-30 days	31-90 days	91-180 days	181-365 days	366-720 days	Over 720 days
Assets
Swaps – adjustment receivable	13,093	55.8	705	187	252	700	2,894	8,355
Option agreements	4,215	18.0	1,167	408	610	872	975	183
Forwards (onshore)	1,835	7.8	893	716	145	81	—	—
Credit derivatives - financial Institutions	120	0.5	—	—	1	5	9	105
NDF - Non Deliverable Forward	3,711	15.8	1,013	968	772	653	178	127
Other Derivative Financial Instruments	492	2.1	209	10	2	2	13	256

Total	23,466	100.0	3,987	2,289	1,782	2,313	4,069	9,026
% per maturity date			17.0	9.8	7.6	9.9	17.3	38.4

	12/31/2018
	Fair value	%	0-30 days	31-90 days	91-180 days	181-365 days	366-720 days	Over 720 days
Liabilities
Swaps – adjustment payable	(19,516)	70.9	(923)	(979)	(622)	(1,417)	(4,687)	(10,888)
Option agreements	(3,929)	14.3	(883)	(500)	(604)	(831)	(823)	(288)
Forwards (onshore)	(470)	1.7	(470)	—	—	—	—	—
Credit derivatives - financial Institutions	(140)	0.5	—	—	—	(2)	(4)	(134)
NDF - Non Deliverable Forward	(3,384)	12.3	(890)	(772)	(583)	(552)	(150)	(437)
Other Derivative Financial Instruments	(80)	0.3	(2)	(2)	(8)	(13)	(8)	(47)

Total	(27,519)	100.0	(3,168)	(2,253)	(1,817)	(2,815)	(5,672)	(11,794)
% per maturity date			11.5	8.2	6.6	10.2	20.6	42.9

II - Derivatives by index and Risk Fator
The following table shows the composition of derivatives by index:

	Off-balance sheet notional amount	Balance sheet account receivable / (received) (payable) / paid	Adjustment to market value (in results / stockholders’ equity)	Fair value
	12/31/2019	12/31/2019	12/31/2019	12/31/2019
Futures contracts	664,884	—	—	—
Purchase commitments	325,468	—	—	—
Shares	1,084	—	—	—
Commodities	76	—	—	—
Interest	301,898	—	—	—
Foreign currency	22,410	—	—	—
Commitments to sell	339,416	—	—	—
Shares	1,163	—	—	—
Commodities	1,049	—	—	—
Interest	308,824	—	—	—
Foreign currency	28,380	—	—	—
Swaps contracts	—	(5,267)	(1,202)	(6,469)
Asset position	1,094,378	5,566	20,892	26,458
Commodities	574	—	9	9
Interest	1,075,534	4,596	19,813	24,409
Foreign currency	18,270	970	1,070	2,040
Liability position	1,094,378	(10,833)	(22,094)	(32,927)
Shares	49	(9)	—	(9)
Commodities	855	—	(12)	(12)
Interest	1,068,660	(9,383)	(21,855)	(31,238)
Foreign currency	24,814	(1,441)	(227)	(1,668)
Option contracts	1,720,205	(546)	(59)	(605)
Purchase commitments – long position	245,824	6,191	(6)	6,185
Shares	11,513	256	515	771
Commodities	268	7	10	17
Interest	188,110	465	(331)	134
Foreign currency	45,933	5,463	(200)	5,263
Commitments to sell – long position	626,187	1,667	604	2,271
Shares	12,294	396	(40)	356
Commodities	228	5	(2)	3
Interest	568,442	513	887	1,400
Foreign currency	45,223	753	(241)	512
Purchase commitments – short position	172,703	(6,671)	(19)	(6,690)
Shares	6,312	(180)	(451)	(631)
Commodities	235	(10)	(8)	(18)
Interest	129,647	(412)	329	(83)
Foreign currency	36,509	(6,069)	111	(5,958)
Commitments to sell – short position	675,491	(1,733)	(638)	(2,371)
Shares	11,152	(269)	(37)	(306)
Commodities	485	(11)	—	(11)
Interest	621,405	(428)	(888)	(1,316)
Foreign currency	42,449	(1,025)	287	(738)
Forward operations (onshore)	5,134	1,412	(4)	1,408
Purchases receivable	668	796	(6)	790
Shares	488	488	(6)	482
Interest	160	308	—	308
Foreign currency	20	—	—	—
Purchases payable obligations	660	(160)	—	(160)
Interest	—	(160)	—	(160)
Foreign currency	660	—	—	—
Sales receivable	1,653	1,368	4	1,372
Shares	786	776	3	779
Interest	—	592	1	593
Foreign currency	867	—	—	—
Sales deliverable obligations	2,153	(592)	(2)	(594)
Interest	592	(592)	(1)	(593)
Foreign currency	1,561	—	(1)	(1)
Credit derivatives	12,739	(236)	363	127
Asset position	9,878	(165)	332	167
Shares	2,307	(81)	215	134
Commodities	27	(1)	3	2
Interest	7,423	(87)	114	27
Foreign currency	121	4	—	4
Liability position	2,861	(71)	31	(40)
Shares	719	(28)	8	(20)
Commodities	2	—	—	—
Interest	2,140	(43)	23	(20)
NDF - Non Deliverable Forward	295,508	(552)	27	(525)
Asset position	138,772	4,239	207	4,446
Commodities	570	34	(1)	33
Foreign currency	138,202	4,205	208	4,413
Liability position	156,736	(4,791)	(180)	(4,971)
Commodities	316	(10)	(1)	(11)
Foreign currency	156,420	(4,781)	(179)	(4,960)
Other derivative financial instruments	6,581	216	(126)	90
Asset position	5,428	226	(61)	165
Interest	5,428	226	(65)	161
Foreign currency	—	—	4	4
Liability position	1,153	(10)	(65)	(75)
Shares	695	2	(41)	(39)
Interest	458	(12)	(6)	(18)
Foreign currency	—	—	(18)	(18)
	Asset	19,888	21,966	41,854
	Liability	(24,861)	(22,967)	(47,828)
	Total	(4,973)	(1,001)	(5,974)
Derivative contracts mature as follows (in days):

Off-balance sheet – notional amount	0 - 30	31 - 180	181 - 365	Over 365	12/31/2019
Futures contracts	196,055	238,485	87,747	142,597	664,884
Swaps contracts	24,094	204,065	103,013	763,206	1,094,378
Options	988,793	320,300	258,488	152,624	1,720,205
Forwards (onshore)	953	2,514	1,651	16	5,134
Credit derivatives	—	4,746	733	7,260	12,739
NDF - Non Deliverable Forward	105,809	129,278	38,851	21,570	295,508
Other derivative financial instruments	12	786	320	5,463	6,581

The following table shows the composition of derivatives by index:

	Off-balance sheet notional amount	Balance sheet account receivable / (received) (payable) / paid	Adjustment to market value (in results / stockholders’ equity)	Fair value
	12/31/2018	12/31/2018	12/31/2018	12/31/2018
Futures contracts	586,033	—	—	—
Purchase commitments	268,228	—	—	—
Shares	13,675	—	—	—
Commodities	194	—	—	—
Interest	243,369	—	—	—
Foreign currency	10,990	—	—	—
Commitments to sell	317,805	—	—	—
Shares	13,965	—	—	—
Commodities	155	—	—	—
Interest	265,218	—	—	—
Foreign currency	38,467	—	—	—
Swaps contracts	—	(5,259)	(1,164)	(6,423)
Asset position	940,844	6,270	6,823	13,093
Commodities	6	—	—	—
Interest	925,381	5,126	6,401	11,527
Foreign currency	15,457	1,144	422	1,566
Liability position	940,844	(11,529)	(7,987)	(19,516)
Shares	76	(5)	2	(3)
Commodities	620	—	(1)	(1)
Interest	915,079	(9,427)	(7,979)	(17,406)
Foreign currency	25,069	(2,097)	(9)	(2,106)
Option contracts	1,262,568	324	(38)	286
Purchase commitments – long position	151,179	1,935	(108)	1,827
Shares	8,211	289	100	389
Commodities	321	10	(3)	7
Interest	100,338	183	(98)	85
Foreign currency	42,309	1,453	(107)	1,346
Commitments to sell – long position	495,464	1,808	580	2,388
Shares	10,802	394	500	894
Commodities	278	11	1	12
Interest	441,673	427	460	887
Foreign currency	42,711	976	(381)	595
Purchase commitments – short position	116,005	(1,564)	153	(1,411)
Shares	9,716	(184)	(98)	(282)
Commodities	317	(9)	6	(3)
Interest	69,934	(147)	95	(52)
Foreign currency	36,038	(1,224)	150	(1,074)
Commitments to sell – short position	499,920	(1,855)	(663)	(2,518)
Shares	8,898	(246)	(503)	(749)
Commodities	192	(6)	(2)	(8)
Interest	448,029	(528)	(497)	(1,025)
Foreign currency	42,801	(1,075)	339	(736)
Forward operations (onshore)	2,341	1,363	2	1,365
Purchases receivable	415	496	—	496
Shares	36	36	—	36
Interest	379	460	—	460
Purchases payable obligations	—	(381)	—	(381)
Shares	—	(2)	—	(2)
Interest	—	(379)	—	(379)
Sales receivable	1,307	1,337	2	1,339
Shares	1,307	1,292	2	1,294
Interest	—	45	—	45
Sales deliverable obligations	619	(89)	—	(89)
Shares	2	(2)	—	(2)
Interest	45	(87)	—	(87)
Foreign currency	572	—	—	—
Credit derivatives	8,324	(243)	223	(20)
Asset position	3,825	(87)	207	120
Shares	1,576	(44)	136	92
Interest	2,249	(43)	71	28
Liability position	4,499	(156)	16	(140)
Shares	1,316	(55)	(14)	(69)
Interest	3,183	(101)	30	(71)
NDF - Non Deliverable Forward	225,355	99	228	327
Asset position	122,495	3,378	333	3,711
Commodities	167	16	1	17
Foreign currency	122,328	3,362	332	3,694
Liability position	102,860	(3,279)	(105)	(3,384)
Commodities	96	(6)	1	(5)
Foreign currency	102,764	(3,273)	(106)	(3,379)
Other derivative financial instruments	5,304	198	214	412
Asset position	4,296	205	287	492
Shares	217	(8)	10	2
Interest	4,074	213	65	278
Foreign currency	5	—	212	212
Liability position	1,008	(7)	(73)	(80)
Shares	842	(4)	(42)	(46)
Interest	158	(2)	(21)	(23)
Foreign currency	8	(1)	(10)	(11)
	Asset	15,342	8,124	23,466
	Liability	(18,860)	(8,659)	(27,519)
	Total	(3,518)	(535)	(4,053)

Derivative contracts mature as follows (in days):

Off-balance sheet – notional amount	0 - 30	31 - 180	181 - 365	Over 365	12/31/2018
Futures contracts	217,836	193,637	33,969	140,591	586,033
Swaps contracts	70,403	97,028	96,090	677,323	940,844
Options	595,515	131,147	329,834	206,072	1,262,568
Forwards (onshore)	1,412	844	85	—	2,341
Credit derivatives	—	1,188	680	6,456	8,324
NDF - Non Deliverable Forward	76,032	102,024	30,212	17,087	225,355
Other derivative financial instruments	8	405	357	4,534	5,304

III - Derivatives by notional amount
See below the composition of the Derivative Financial Instruments portfolio by type of instrument, stated at their notional amounts, per trading location (organized or over-the-counter
market) and counterparties.

	12/31/2019
	Futures contracts	Swaps contracts	Options	Forwards (onshore)	Credit derivatives	NDF - Non Deliverable Forward	Other derivative financial instruments
B3	465,537	18,128	1,559,356	4,381	1	53,756	—
Over-the-counter market	199,347	1,076,250	160,849	753	12,738	241,752	6,581
Financial institutions	198,788	864,858	125,312	292	12,738	141,204	5,340
Companies	559	180,005	35,122	461	—	99,204	1,241
Individuals	—	31,387	415	—	—	1,344	—

Total	664,884	1,094,378	1,720,205	5,134	12,739	295,508	6,581

	12/31/2018
	Futures contracts	Swaps contracts	Options	Forwards (onshore)	Credit derivatives	NDF - Non Deliverable Forward	Other derivative financial instruments
B3	480,950	20,209	1,106,794	1,912	—	47,628	—
Over-the-counter market	105,083	920,635	155,774	429	8,324	177,727	5,304
Financial institutions	104,297	702,848	110,859	—	7,742	103,172	3,602
Companies	786	151,973	44,464	429	582	73,811	1,702
Individuals	—	65,814	451	—	—	744	—

Total	586,033	940,844	1,262,568	2,341	8,324	225,355	5,304

IV - Credit derivatives
ITAÚ UNIBANCO HOLDING buys and sells credit protection in order to meet the needs of its customers, management and mitigation of its portfolios’ risk.
CDS (credit default swap) is credit derivative in which, upon a default related to the reference entity, the protection buyer is entitled to receive, from the protection seller, the amount equivalent to the difference between the face value of the CDS contract and the fair value of the liability on the date the contract was settled, also known as the recovered amount. The protection buyer does not need to hold the debt instrument of the reference entity for it to receive the amounts due pursuant to the CDS contract terms when a credit event occurs.
TRS (total return swap) is a transaction in which a party swaps the total return of an asset or of a basket of assets for regular cash flows, usually interest and a guarantee against capital loss. In a TRS contract, the parties do not transfer the ownership of the assets.

	12/31/2019
	Maximum potential of future payments, gross	Up to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years
By instrument
CDS	6,283	1,013	2,675	2,539	56
TRS	4,161	4,161	—	—	—

Total by instrument	10,444	5,174	2,675	2,539	56

By risk rating
Investment grade	1,049	135	602	312	—
Below investment grade	9,395	5,039	2,073	2,227	56

Total by risk	10,444	5,174	2,675	2,539	56

By reference entity
Brazilian government	7,301	4,921	1,117	1,263	—
Governments – abroad	200	34	88	78	—
Private entities	2,943	219	1,470	1,198	56

Total by entity	10,444	5,174	2,675	2,539	56

	12/31/2018
	Maximum potential of future payments, gross	Up to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years
By instrument
CDS	6,853	1,685	1,913	3,203	52

Total by instrument	6,853	1,685	1,913	3,203	52

By risk rating
Investment grade	1,361	300	510	539	12
Below investment grade	5,492	1,385	1,403	2,664	40

Total by risk	6,853	1,685	1,913	3,203	52

By reference entity
Brazilian government	3,772	1,167	1,118	1,487	—
Governments – abroad	314	71	85	156	2
Private entities	2,767	447	710	1,560	50

Total by entity	6,853	1,685	1,913	3,203	52

ITAÚ UNIBANCO HOLDING assesses the risk of a credit derivative based on the credit ratings attributed to the reference entity by independent credit rating agencies. Investment grade entities are those for which credit risk is rated as Baa3 or higher, as rated by Moody’s, and
BBB-
or higher, by Standard & Poor’s and Fitch Ratings.
The following table presents the notional amount of credit derivatives purchased. The underlying amounts are identical to those for which ITAÚ UNIBANCO HOLDING has sold credit protection.

	12/31/2019
	Notional amount of credit protection sold	Notional amount of credit protection purchased with identical underlying amount	Net position
CDS	(6,283)	2,295	(3,988)
TRS	(4,161)	—	(4,161)

Total	(10,444)	2,295	(8,149)

	12/31/2018
	Notional amount of credit protection sold	Notional amount of credit protection purchased with identical underlying amount	Net position
CDS	(6,853)	1,471	(5,382)

Total	(6,853)	1,471	(5,382)

V - Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements
The following tables set forth the financial assets and liabilities that are subject to offsetting, enforceable master netting arrangements, and similar agreements, as well as how these financial assets and liabilities have been presented in ITAÚ UNIBANCO HOLDING’s consolidated financial statements. These tables also reflect the amounts of collateral pledged or received in relation to financial assets and liabilities subject to enforceable arrangements that have not been presented on a net basis in accordance with IAS 32.
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements:

	12/31/2019
	Gross amount of recognized financial assets (1)	Gross amount offset in the Balance Sheet	Net amount of financial assets presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)
				Financial instruments (3)	Cash collateral received	Total
Securities purchased under agreements to resell	198,422	—	198,422	(596)	—	197,826
Derivatives financial instruments	41,854	—	41,854	(14,121)	—	27,733

	12/31/2018
	Gross amount of recognized financial assets (1)	Gross amount offset in the Balance Sheet	Net amount of financial assets presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)
				Financial instruments (3)	Cash collateral received	Total
Securities purchased under agreements to resell	280,132	—	280,132	(2,822)	—	277,310
Derivatives financial instruments	23,466	—	23,466	(3,091)	—	20,375
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements:

	12/31/2019
	Gross amount of recognized financial liabilities (1)	Gross amount offset in the Balance Sheet	Net amount of financial assets presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)
				Financial instruments (3)	Cash collateral pledged	Total
Securities sold under repurchase agreements	256,583	—	256,583	(23,509)	—	233,074
Derivatives financial instruments	47,828	—	47,828	(14,121)	(148)	33,559

	12/31/2018
	Gross amount of recognized financial liabilities (1)	Gross amount offset in the Balance Sheet	Net amount of financial assets presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)
				Financial instruments (3)	Cash collateral pledged	Total
Securities sold under repurchase agreements	330,237	—	330,237	(23,079)	—	307,158
Derivatives financial instruments	27,519	—	27,519	(3,091)	(333)	24,095

(1)	Includes amounts of master offset agreements and other such agreements, both enforceable and unenforceable;
(2)	Limited to amounts subject to enforceable master offset agreements and other such agreements;
(3)	Includes amounts subject to enforceable master offset agreements and other such agreements, and guarantees in financial instruments.
Financial assets and financial liabilities are offset in the balance sheet only when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.
Derivatives and repurchased agreements not set off in the balance sheet relate to transactions in which there are enforceable master netting agreements or similar agreements, but the offset criteria have not been met in accordance with paragraph 42 of IAS 32 mainly because ITAÚ UNIBANCO HOLDING has no intention to settle on a net basis, or realize the asset and settle the liability simultaneously.